FINANCIAL STATEMENTS

SBL Variable Annuity Account VIII

Year Ended December 31, 2022

With Report of Independent Registered Public Accounting Firm

SBL Variable Annuity Account VIII

Financial Statements

Year Ended December 31, 2022

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Security Benefit Life Insurance Company and Contract Owners of SBL Variable Annuity Account VIII

Opinion on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts listed in the Appendix that comprise SBL Variable Annuity Account VIII (the Separate Account), as of December 31, 2022 and the related statements of operations and changes in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2022, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the Separate Account’s auditor since 1994.

Kansas City, Missouri

April 26, 2023

Appendix

Subaccounts listed that comprising SBL Variable Annuity Account VIII

Subaccounts	Statements of operations and changes in net assets

American Century VP Ultra®	For each of the two years in the period ended December 31, 2022

American Century VP Value	For each of the two years in the period ended December 31, 2022

American Funds IS® Asset Allocation	For each of the two years in the period ended December 31, 2022

American Funds IS® Global Growth	For each of the two years in the period ended December 31, 2022

American Funds IS® Growth-Income	For each of the two years in the period ended December 31, 2022

American Funds IS® International	For each of the two years in the period ended December 31, 2022

BlackRock High Yield V.I.	For each of the two years in the period ended December 31, 2022

BNY Mellon IP Technology Growth	For each of the two years in the period ended December 31, 2022

ClearBridge Variable Aggressive Growth	For each of the two years in the period ended December 31, 2022

ClearBridge Variable Small Cap Growth	For each of the two years in the period ended December 31, 2022

Guggenheim VIF All Cap Value	For each of the two years in the period ended December 31, 2022

Guggenheim VIF Alpha Opportunity	For each of the two years in the period ended December 31, 2022

Guggenheim VIF High Yield	For each of the two years in the period ended December 31, 2022

Guggenheim VIF Large Cap Value	For each of the two years in the period ended December 31, 2022

Guggenheim VIF Long Short Equity	For each of the two years in the period ended December 31, 2022

Guggenheim VIF Managed Asset Allocation	For each of the two years in the period ended December 31, 2022

Guggenheim VIF Small Cap Value	For each of the two years in the period ended December 31, 2022

Guggenheim VIF SMid Cap Value	For each of the two years in the period ended December 31, 2022

Guggenheim VIF StylePlus Large Core	For each of the two years in the period ended December 31, 2022

Guggenheim VIF StylePlus Large Growth	For each of the two years in the period ended December 31, 2022

Subaccounts	Statements of operations and changes in net assets

Guggenheim VIF StylePlus Mid Growth	For each of the two years in the period ended December 31, 2022

Guggenheim VIF StylePlus Small Growth	For each of the two years in the period ended December 31, 2022

Guggenheim VIF Total Return Bond	For each of the two years in the period ended December 31, 2022

Guggenheim VIF World Equity Income	For each of the two years in the period ended December 31, 2022

Invesco V.I. American Value	For the period from April 30, 2022 (commencement of operations) through December 31, 2022

Invesco V.I. Comstock	For each of the two years in the period ended December 31, 2022

Invesco V.I. Discovery Mid Cap Growth	For each of the two years in the period ended December 31, 2022

Invesco V.I. Equity and Income	For each of the two years in the period ended December 31, 2022

Invesco V.I. EVQ International Equity Fund	For each of the two years in the period ended December 31, 2022

Invesco V.I. Global Real Estate	For each of the two years in the period ended December 31, 2022

Invesco V.I. Government Money Market	For each of the two years in the period ended December 31, 2022

Invesco V.I. Government Securities	For each of the two years in the period ended December 31, 2022

Invesco V.I. Health Care	For each of the two years in the period ended December 31, 2022

Invesco V.I. Main Street Mid Cap Fund®	For each of the two years in the period ended December 31, 2022

Invesco V.I. Main Street Small Cap Fund®	For each of the two years in the period ended December 31, 2022

Janus Henderson VIT Enterprise	For each of the two years in the period ended December 31, 2022

MFS® VIT II Research International	For each of the two years in the period ended December 31, 2022

MFS® VIT Mid Cap Value	For each of the two years in the period ended December 31, 2022

MFS® VIT Total Return	For each of the two years in the period ended December 31, 2022

MFS® VIT Utilities	For each of the two years in the period ended December 31, 2022

Neuberger Berman AMT Sustainable Equity	For each of the two years in the period ended December 31, 2022

PIMCO VIT All Asset	For each of the two years in the period ended December 31, 2022

Subaccounts	Statements of operations and changes in net assets

PIMCO VIT Commodity Real Return Strategy	For each of the two years in the period ended December 31, 2022

PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	For each of the two years in the period ended December 31, 2022

PIMCO VIT Low Duration	For each of the two years in the period ended December 31, 2022

PIMCO VIT Real Return	For each of the two years in the period ended December 31, 2022

Royce Micro-Cap	For each of the two years in the period ended December 31, 2022

SBL Variable Annuity Account VIII

Statements of Net Assets

December 31, 2022

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
American Century VP Ultra®	347,721	$6,924,597	$6,495,437	$—	$6,495,437	175,407	$35.65	$37.04
American Century VP Value	210,375	2,338,733	2,621,278	—	2,621,278	85,828	29.40	30.55
American Funds IS® Asset Allocation	114,503	2,821,712	2,489,302	—	2,489,302	216,651	11.49	11.49
American Funds IS® Global Growth	41,624	1,461,605	1,228,316	—	1,228,316	101,109	12.15	12.15
American Funds IS® Growth-Income	32,645	1,702,805	1,590,461	—	1,590,461	130,667	12.17	12.17
American Funds IS® International	225	4,160	3,373	—	3,373	375	9.00	9.00
BlackRock High Yield V.I.	10,718	80,531	69,130	357	69,487	6,877	10.11	10.11
BNY Mellon IP Technology Growth	180,518	4,180,551	2,857,603	—	2,857,603	83,615	34.20	34.20
ClearBridge Variable Aggressive Growth	105,598	2,547,469	1,566,025	—	1,566,025	66,715	23.52	23.52
ClearBridge Variable Small Cap Growth	77,565	2,195,771	1,956,960	—	1,956,960	53,032	35.65	36.92
Guggenheim VIF All Cap Value	308,642	8,545,670	10,330,241	—	10,330,241	145,513	36.61	70.94
Guggenheim VIF Alpha Opportunity	33,411	546,916	510,190	—	510,190	24,936	20.44	20.44
Guggenheim VIF High Yield	130,200	3,683,645	3,023,233	—	3,023,233	91,122	26.14	33.30
Guggenheim VIF Large Cap Value	213,746	7,201,778	8,814,905	—	8,814,905	163,765	29.41	53.98
Guggenheim VIF Long Short Equity	8,931	120,378	134,766	—	134,766	9,186	14.62	14.62
Guggenheim VIF Managed Asset Allocation	184,910	4,728,097	4,803,964	—	4,803,964	127,285	20.86	38.01
Guggenheim VIF Small Cap Value	163,899	6,280,998	6,929,660	—	6,929,660	106,073	64.88	65.35
Guggenheim VIF SMid Cap Value	334,889	19,596,751	23,998,137	—	23,998,137	170,383	67.80	142.80
Guggenheim VIF StylePlus Large Core	289,624	10,296,366	9,444,622	—	9,444,622	179,742	19.66	52.61
Guggenheim VIF StylePlus Large Growth	272,089	4,847,903	3,743,951	—	3,743,951	143,182	21.34	26.24
Guggenheim VIF StylePlus Mid Growth	266,684	11,888,671	9,819,310	—	9,819,310	115,700	24.48	85.29
Guggenheim VIF StylePlus Small Growth	127,921	3,585,902	2,862,864	—	2,862,864	77,773	18.61	36.89
Guggenheim VIF Total Return Bond	226,749	3,573,336	3,167,683	—	3,167,683	161,391	15.06	19.86
Guggenheim VIF World Equity Income	768,963	8,325,622	9,512,068	—	9,512,068	175,353	19.72	54.42
Invesco V.I. American Value	49,810	889,813	771,054	—	771,054	76,691	10.06	10.06
Invesco V.I. Comstock	167,119	3,116,978	3,384,162	—	3,384,162	120,948	27.04	28.00
Invesco V.I. Discovery Mid Cap Growth	18,694	1,240,191	894,705	—	894,705	35,119	25.48	25.48
Invesco V.I. Equity and Income	140,091	2,443,352	2,245,660	—	2,245,660	94,406	23.79	23.79
Invesco V.I. EVQ International Equity Fund (a)	64,011	2,147,372	1,819,200	—	1,819,200	101,360	17.33	17.94
Invesco V.I. Global Real Estate	65,320	1,048,479	851,778	—	851,778	43,133	19.01	19.76
Invesco V.I. Government Money Market	1,385,543	1,385,543	1,385,543	—	1,385,543	145,238	9.42	9.54
Invesco V.I. Government Securities	27,249	314,485	271,949	—	271,949	25,719	10.56	10.56
Invesco V.I. Health Care	53,819	1,538,020	1,353,545	—	1,353,545	42,703	31.69	31.69
Invesco V.I. Main Street Mid Cap Fund®	121,531	1,316,386	1,000,202	—	1,000,202	40,305	23.90	24.84
Invesco V.I. Main Street Small Cap Fund®	73,876	1,824,927	1,666,632	—	1,666,632	47,812	33.56	34.88
Janus Henderson VIT Enterprise	32,098	2,333,070	2,015,102	—	2,015,102	163,996	12.29	12.29
MFS® VIT II Research International	56,792	936,616	843,924	—	843,924	54,661	14.96	15.49
MFS® VIT Mid Cap Value	18,797	170,618	170,301	—	170,301	13,227	12.88	12.88
MFS® VIT Total Return	45,108	1,031,830	990,121	—	990,121	48,008	20.60	20.60
MFS® VIT Utilities	82,225	2,576,134	2,924,747	—	2,924,747	84,549	34.60	34.60
Neuberger Berman AMT Sustainable Equity	162,375	3,361,370	4,369,500	—	4,369,500	107,222	39.43	40.79
PIMCO VIT All Asset	110,156	1,163,707	949,545	—	949,545	50,715	18.03	18.73

(a)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account VIII

Statements of Net Assets (continued)

December 31, 2022

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
PIMCO VIT CommodityRealReturn Strategy	125,092	$1,044,707	$861,881	$—	$861,881	107,369	$8.02	$8.02
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	55,288	592,854	525,788	—	525,788	34,539	14.75	15.27
PIMCO VIT Low Duration	223,568	2,277,426	2,119,428	—	2,119,428	182,958	11.16	11.60
PIMCO VIT Real Return	199,504	2,542,068	2,294,299	—	2,294,299	156,165	14.14	14.69
Royce Micro-Cap	73,843	741,498	570,070	—	570,070	28,736	19.86	19.86

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account VIII

Statements of Operations and Change in Net Assets

Years Ended December 31, 2022 and 2021, Except as Noted

	American Century VP Ultra®	American Century VP Value	American Funds IS® Asset Allocation
Net assets as of December 31, 2020	$10,089,351	$2,237,773	$1,914,845

Investment income (loss):
Dividend distributions	—	37,739	34,665
Investment Expenses:
Mortality and expense risk and administrative charges	(151,514)	(33,936)	(33,382)

Net investment income (loss)	(151,514)	3,803	1,283

Increase (decrease) in net assets from operations:
Capital gain distributions	725,052	—	76,238
Realized capital gain (loss) on investments	734,200	148,598	13,543
Change in unrealized appreciation (depreciation)	769,680	330,695	198,261

Net gain (loss) on investments	2,228,932	479,293	288,042

Net increase (decrease) in net assets from operations	2,077,418	483,096	289,325

Contract owner transactions:
Variable annuity deposits	146,567	29,080	451,763
Terminations, withdrawals and annuity payments	(1,203,420)	(247,235)	(89,440)
Transfers between subaccounts, net	(76,970)	(175,756)	252,747
Maintenance charges and mortality adjustments	(61)	(22)	—

Increase (decrease) in net assets from contract transactions	(1,133,884)	(393,933)	615,070

Total increase (decrease) in net assets	943,534	89,163	904,395

Net assets as of December 31, 2021	$11,032,885	$2,326,936	$2,819,240

Investment income (loss):
Dividend distributions	—	48,986	46,391
Investment Expenses:
Mortality and expense risk and administrative charges	(111,175)	(36,159)	(37,372)

Net investment income (loss)	(111,175)	12,827	9,019

Increase (decrease) in net assets from operations:
Capital gain distributions	865,364	211,674	282,210
Realized capital gain (loss) on investments	458,954	98,196	(5,471)
Change in unrealized appreciation (depreciation)	(4,693,962)	(376,407)	(717,028)

Net gain (loss) on investments	(3,369,644)	(66,537)	(440,289)

Net increase (decrease) in net assets from operations	(3,480,819)	(53,710)	(431,270)

Contract owner transactions:
Variable annuity deposits	719,696	107,716	261,320
Terminations, withdrawals and annuity payments	(808,801)	(196,041)	(613,007)
Transfers between subaccounts, net	(967,501)	436,535	453,019
Maintenance charges and mortality adjustments	(23)	(158)	—

Increase (decrease) in net assets from contract transactions	(1,056,629)	348,052	101,332

Total increase (decrease) in net assets	(4,537,448)	294,342	(329,938)

Net assets as of December 31, 2022	$6,495,437	$2,621,278	$2,489,302

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account VIII

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	American Funds IS® Global Growth	American Funds IS® Growth- Income	American Funds IS® International
Net assets as of December 31, 2020	$931,683	$1,018,292	$—

Investment income (loss):
Dividend distributions	2,206	13,167	1
Investment Expenses:
Mortality and expense risk and administrative charges	(15,025)	(18,458)	(218)

Net investment income (loss)	(12,819)	(5,291)	(217)

Increase (decrease) in net assets from operations:
Capital gain distributions	50,636	12,412	—
Realized capital gain (loss) on investments	9,006	5,544	392
Change in unrealized appreciation (depreciation)	89,361	241,727	—

Net gain (loss) on investments	149,003	259,683	392

Net increase (decrease) in net assets from operations	136,184	254,392	175

Contract owner transactions:
Variable annuity deposits	48,884	165,409	—
Terminations, withdrawals and annuity payments	(34,756)	(15,306)	—
Transfers between subaccounts, net	169,762	212,193	(175)
Maintenance charges and mortality adjustments	—	—	—

Increase (decrease) in net assets from contract transactions	183,890	362,296	(175)

Total increase (decrease) in net assets	320,074	616,688	—

Net assets as of December 31, 2021	$1,251,757	$1,634,980	$—

Investment income (loss):
Dividend distributions	5,680	17,887	65
Investment Expenses:
Mortality and expense risk and administrative charges	(16,708)	(21,900)	(71)

Net investment income (loss)	(11,028)	(4,013)	(6)

Increase (decrease) in net assets from operations:
Capital gain distributions	143,246	159,957	854
Realized capital gain (loss) on investments	(7,548)	24,488	(1,529)
Change in unrealized appreciation (depreciation)	(482,518)	(484,764)	(787)

Net gain (loss) on investments	(346,820)	(300,319)	(1,462)

Net increase (decrease) in net assets from operations	(357,848)	(304,332)	(1,468)

Contract owner transactions:
Variable annuity deposits	273,898	309,122	—
Terminations, withdrawals and annuity payments	(26,511)	(40,877)	(21)
Transfers between subaccounts, net	87,020	(8,432)	4,862
Maintenance charges and mortality adjustments	—	—	—

Increase (decrease) in net assets from contract transactions	334,407	259,813	4,841

Total increase (decrease) in net assets	(23,441)	(44,519)	3,373

Net assets as of December 31, 2022	$1,228,316	$1,590,461	$3,373

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account VIII

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	BlackRock High Yield V.I.	BNY Mellon IP Technology Growth	ClearBridge Variable Aggressive Growth
Net assets as of December 31, 2020	$31,999	$5,785,517	$2,445,809

Investment income (loss):
Dividend distributions	5,253	—	4,090
Investment Expenses:
Mortality and expense risk and administrative charges	(1,762)	(82,859)	(34,254)

Net investment income (loss)	3,491	(82,859)	(30,164)

Increase (decrease) in net assets from operations:
Capital gain distributions	789	876,611	648,309
Realized capital gain (loss) on investments	140	360,273	79,725
Change in unrealized appreciation (depreciation)	(2,190)	(556,294)	(486,755)

Net gain (loss) on investments	(1,261)	680,590	241,279

Net increase (decrease) in net assets from operations	2,230	597,731	211,115

Contract owner transactions:
Variable annuity deposits	200,000	108,808	26,555
Terminations, withdrawals and annuity payments	(266)	(336,384)	(86,763)
Transfers between subaccounts, net	44,890	(468,529)	(325,231)
Maintenance charges and mortality adjustments	—	(49)	—

Increase (decrease) in net assets from contract transactions	244,624	(696,154)	(385,439)

Total increase (decrease) in net assets	246,854	(98,423)	(174,324)

Net assets as of December 31, 2021	$278,853	$5,687,094	$2,271,485

Investment income (loss):
Dividend distributions	11,052	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(3,132)	(51,454)	(24,918)

Net investment income (loss)	7,920	(51,454)	(24,918)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	390,264	224,052
Realized capital gain (loss) on investments	(29,502)	(57,465)	(73,548)
Change in unrealized appreciation (depreciation)	(12,420)	(2,910,384)	(734,840)

Net gain (loss) on investments	(41,922)	(2,577,585)	(584,336)

Net increase (decrease) in net assets from operations	(34,002)	(2,629,039)	(609,254)

Contract owner transactions:
Variable annuity deposits	—	274,282	13,462
Terminations, withdrawals and annuity payments	(306)	(166,239)	(52,602)
Transfers between subaccounts, net	(175,058)	(308,486)	(57,066)
Maintenance charges and mortality adjustments	—	(9)	—

Increase (decrease) in net assets from contract transactions	(175,364)	(200,452)	(96,206)

Total increase (decrease) in net assets	(209,366)	(2,829,491)	(705,460)

Net assets as of December 31, 2022	$69,487	$2,857,603	$1,566,025

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account VIII

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	ClearBridge Variable Small Cap Growth	Guggenheim VIF All Cap Value	Guggenheim VIF Alpha Opportunity
Net assets as of December 31, 2020	$2,893,742	$10,478,045	$618,788

Investment income (loss):
Dividend distributions	—	193,501	3,692
Investment Expenses:
Mortality and expense risk and administrative charges	(43,568)	(157,565)	(8,607)

Net investment income (loss)	(43,568)	35,936	(4,915)

Increase (decrease) in net assets from operations:
Capital gain distributions	366,416	56,043	—
Realized capital gain (loss) on investments	135,739	632,596	(2,708)
Change in unrealized appreciation (depreciation)	(148,939)	1,761,767	78,061

Net gain (loss) on investments	353,216	2,450,406	75,353

Net increase (decrease) in net assets from operations	309,648	2,486,342	70,438

Contract owner transactions:
Variable annuity deposits	30,419	172,079	62
Terminations, withdrawals and annuity payments	(173,518)	(1,462,647)	(26,236)
Transfers between subaccounts, net	22,273	(479,719)	(46,285)
Maintenance charges and mortality adjustments	(46)	(205)	(9)

Increase (decrease) in net assets from contract transactions	(120,872)	(1,770,492)	(72,468)

Total increase (decrease) in net assets	188,776	715,850	(2,030)

Net assets as of December 31, 2021	$3,082,518	$11,193,895	$616,758

Investment income (loss):
Dividend distributions	—	122,734	2,247
Investment Expenses:
Mortality and expense risk and administrative charges	(28,825)	(152,943)	(7,874)

Net investment income (loss)	(28,825)	(30,209)	(5,627)

Increase (decrease) in net assets from operations:
Capital gain distributions	42,356	1,142,781	—
Realized capital gain (loss) on investments	73,033	377,346	(3,000)
Change in unrealized appreciation (depreciation)	(903,798)	(1,790,451)	(51,474)

Net gain (loss) on investments	(788,409)	(270,324)	(54,474)

Net increase (decrease) in net assets from operations	(817,234)	(300,533)	(60,101)

Contract owner transactions:
Variable annuity deposits	278,568	140,981	35,633
Terminations, withdrawals and annuity payments	(67,115)	(861,526)	(43,792)
Transfers between subaccounts, net	(519,769)	129,530	(38,209)
Maintenance charges and mortality adjustments	(8)	27,894	(99)

Increase (decrease) in net assets from contract transactions	(308,324)	(563,121)	(46,467)

Total increase (decrease) in net assets	(1,125,558)	(863,654)	(106,568)

Net assets as of December 31, 2022	$1,956,960	$10,330,241	$510,190

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account VIII

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Guggenheim VIF High Yield	Guggenheim VIF Large Cap Value	Guggenheim VIF Long Short Equity
Net assets as of December 31, 2020	$3,741,014	$8,657,323	$146,596

Investment income (loss):
Dividend distributions	180,781	195,845	1,018
Investment Expenses:
Mortality and expense risk and administrative charges	(51,907)	(135,591)	(2,174)

Net investment income (loss)	128,874	60,254	(1,156)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	529	—
Realized capital gain (loss) on investments	(31,331)	333,405	2,690
Change in unrealized appreciation (depreciation)	42,607	1,725,522	29,505

Net gain (loss) on investments	11,276	2,059,456	32,195

Net increase (decrease) in net assets from operations	140,150	2,119,710	31,039

Contract owner transactions:
Variable annuity deposits	53,942	36,467	—
Terminations, withdrawals and annuity payments	(358,129)	(832,339)	(11,826)
Transfers between subaccounts, net	119,905	(85,556)	(1,593)
Maintenance charges and mortality adjustments	(37)	(120)	—

Increase (decrease) in net assets from contract transactions	(184,319)	(881,548)	(13,419)

Total increase (decrease) in net assets	(44,169)	1,238,162	17,620

Net assets as of December 31, 2021	$3,696,845	$9,895,485	$164,216

Investment income (loss):
Dividend distributions	212,017	117,881	664
Investment Expenses:
Mortality and expense risk and administrative charges	(45,708)	(128,045)	(1,981)

Net investment income (loss)	166,309	(10,164)	(1,317)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	822,251	—
Realized capital gain (loss) on investments	(80,034)	351,202	1,018
Change in unrealized appreciation (depreciation)	(484,990)	(1,428,653)	(25,129)

Net gain (loss) on investments	(565,024)	(255,200)	(24,111)

Net increase (decrease) in net assets from operations	(398,715)	(265,364)	(25,428)

Contract owner transactions:
Variable annuity deposits	60,925	75,389	12
Terminations, withdrawals and annuity payments	(255,499)	(669,068)	(4,406)
Transfers between subaccounts, net	(85,687)	(223,602)	372
Maintenance charges and mortality adjustments	5,364	2,065	—

Increase (decrease) in net assets from contract transactions	(274,897)	(815,216)	(4,022)

Total increase (decrease) in net assets	(673,612)	(1,080,580)	(29,450)

Net assets as of December 31, 2022	$3,023,233	$8,814,905	$134,766

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account VIII

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Guggenheim VIF Managed Asset Allocation	Guggenheim VIF Small Cap Value	Guggenheim VIF SMid Cap Value
Net assets as of December 31, 2020	$5,619,356	$7,051,954	$24,832,570

Investment income (loss):
Dividend distributions	39,592	58,522	449,066
Investment Expenses:
Mortality and expense risk and administrative charges	(81,960)	(108,481)	(384,445)

Net investment income (loss)	(42,368)	(49,959)	64,621

Increase (decrease) in net assets from operations:
Capital gain distributions	378,329	—	—
Realized capital gain (loss) on investments	227,273	282,681	1,102,996
Change in unrealized appreciation (depreciation)	34,906	1,418,275	4,144,308

Net gain (loss) on investments	640,508	1,700,956	5,247,304

Net increase (decrease) in net assets from operations	598,140	1,650,997	5,311,925

Contract owner transactions:
Variable annuity deposits	381,172	302,374	522,150
Terminations, withdrawals and annuity payments	(604,674)	(746,744)	(2,420,963)
Transfers between subaccounts, net	113,280	(768,721)	(993,973)
Maintenance charges and mortality adjustments	(73)	(153)	(346)

Increase (decrease) in net assets from contract transactions	(110,295)	(1,213,244)	(2,893,132)

Total increase (decrease) in net assets	487,845	437,753	2,418,793

Net assets as of December 31, 2021	$6,107,201	$7,489,707	$27,251,363

Investment income (loss):
Dividend distributions	42,887	50,299	214,527
Investment Expenses:
Mortality and expense risk and administrative charges	(73,726)	(102,808)	(349,273)

Net investment income (loss)	(30,839)	(52,509)	(134,746)

Increase (decrease) in net assets from operations:
Capital gain distributions	499,980	362,697	2,676,542
Realized capital gain (loss) on investments	46,346	125,870	782,536
Change in unrealized appreciation (depreciation)	(1,595,050)	(870,580)	(4,227,813)

Net gain (loss) on investments	(1,048,724)	(382,013)	(768,735)

Net increase (decrease) in net assets from operations	(1,079,563)	(434,522)	(903,481)

Contract owner transactions:
Variable annuity deposits	110,393	73,375	264,650
Terminations, withdrawals and annuity payments	(340,363)	(384,741)	(1,832,265)
Transfers between subaccounts, net	6,336	185,942	(789,567)
Maintenance charges and mortality adjustments	(40)	(101)	7,437

Increase (decrease) in net assets from contract transactions	(223,674)	(125,525)	(2,349,745)

Total increase (decrease) in net assets	(1,303,237)	(560,047)	(3,253,226)

Net assets as of December 31, 2022	$4,803,964	$6,929,660	$23,998,137

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account VIII

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Guggenheim VIF StylePlus Large Core	Guggenheim VIF StylePlus Large Growth	Guggenheim VIF StylePlus Mid Growth
Net assets as of December 31, 2020	$10,760,872	$4,992,685	$14,381,933

Investment income (loss):
Dividend distributions	84,159	31,704	73,851
Investment Expenses:
Mortality and expense risk and administrative charges	(165,396)	(76,493)	(205,174)

Net investment income (loss)	(81,237)	(44,789)	(131,323)

Increase (decrease) in net assets from operations:
Capital gain distributions	1,172,647	1,094,320	1,931,412
Realized capital gain (loss) on investments	473,449	214,181	828,171
Change in unrealized appreciation (depreciation)	1,196,030	359	(974,261)

Net gain (loss) on investments	2,842,126	1,308,860	1,785,322

Net increase (decrease) in net assets from operations	2,760,889	1,264,071	1,653,999

Contract owner transactions:
Variable annuity deposits	109,595	131,257	224,917
Terminations, withdrawals and annuity payments	(962,824)	(391,928)	(1,163,863)
Transfers between subaccounts, net	(77,346)	14,172	(569,241)
Maintenance charges and mortality adjustments	(237)	(203)	(271)

Increase (decrease) in net assets from contract transactions	(930,812)	(246,702)	(1,508,458)

Total increase (decrease) in net assets	1,830,077	1,017,369	145,541

Net assets as of December 31, 2021	$12,590,949	$6,010,054	$14,527,474

Investment income (loss):
Dividend distributions	57,569	17,952	39,975
Investment Expenses:
Mortality and expense risk and administrative charges	(146,280)	(60,977)	(152,642)

Net investment income (loss)	(88,711)	(43,025)	(112,667)

Increase (decrease) in net assets from operations:
Capital gain distributions	2,728,099	1,016,395	2,895,249
Realized capital gain (loss) on investments	126,087	121,947	118,948
Change in unrealized appreciation (depreciation)	(5,466,579)	(2,877,278)	(7,014,012)

Net gain (loss) on investments	(2,612,393)	(1,738,936)	(3,999,815)

Net increase (decrease) in net assets from operations	(2,701,104)	(1,781,961)	(4,112,482)

Contract owner transactions:
Variable annuity deposits	145,823	108,305	284,732
Terminations, withdrawals and annuity payments	(787,035)	(454,448)	(880,571)
Transfers between subaccounts, net	179,496	(166,119)	(16,699)
Maintenance charges and mortality adjustments	16,493	28,120	16,856

Increase (decrease) in net assets from contract transactions	(445,223)	(484,142)	(595,682)

Total increase (decrease) in net assets	(3,146,327)	(2,266,103)	(4,708,164)

Net assets as of December 31, 2022	$9,444,622	$3,743,951	$9,819,310

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account VIII

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Guggenheim VIF StylePlus Small Growth	Guggenheim VIF Total Return Bond	Guggenheim VIF World Equity Income
Net assets as of December 31, 2020	$4,661,436	$5,354,089	$10,790,456

Investment income (loss):
Dividend distributions	18,388	86,270	170,589
Investment Expenses:
Mortality and expense risk and administrative charges	(66,111)	(72,632)	(159,877)

Net investment income (loss)	(47,723)	13,638	10,712

Increase (decrease) in net assets from operations:
Capital gain distributions	158,991	140,577	—
Realized capital gain (loss) on investments	277,417	83,340	637,783
Change in unrealized appreciation (depreciation)	(135,373)	(334,825)	1,405,658

Net gain (loss) on investments	301,035	(110,908)	2,043,441

Net increase (decrease) in net assets from operations	253,312	(97,270)	2,054,153

Contract owner transactions:
Variable annuity deposits	45,005	5,276	54,868
Terminations, withdrawals and annuity payments	(345,854)	(527,344)	(1,053,357)
Transfers between subaccounts, net	(203,841)	293,418	(440,478)
Maintenance charges and mortality adjustments	(107)	(359)	(124)

Increase (decrease) in net assets from contract transactions	(504,797)	(229,009)	(1,439,091)

Total increase (decrease) in net assets	(251,485)	(326,279)	615,062

Net assets as of December 31, 2021	$4,409,951	$5,027,810	$11,405,518

Investment income (loss):
Dividend distributions	9,757	126,659	218,222
Investment Expenses:
Mortality and expense risk and administrative charges	(45,177)	(56,212)	(140,729)

Net investment income (loss)	(35,420)	70,447	77,493

Increase (decrease) in net assets from operations:
Capital gain distributions	1,020,793	9,998	2,031,023
Realized capital gain (loss) on investments	69,243	(103,899)	326,381
Change in unrealized appreciation (depreciation)	(2,232,981)	(791,257)	(3,593,100)

Net gain (loss) on investments	(1,142,945)	(885,158)	(1,235,696)

Net increase (decrease) in net assets from operations	(1,178,365)	(814,711)	(1,158,203)

Contract owner transactions:
Variable annuity deposits	50,697	4,976	167,753
Terminations, withdrawals and annuity payments	(298,206)	(320,412)	(695,838)
Transfers between subaccounts, net	(126,734)	(746,817)	(241,195)
Maintenance charges and mortality adjustments	5,521	16,837	34,033

Increase (decrease) in net assets from contract transactions	(368,722)	(1,045,416)	(735,247)

Total increase (decrease) in net assets	(1,547,087)	(1,860,127)	(1,893,450)

Net assets as of December 31, 2022	$2,862,864	$3,167,683	$9,512,068

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account VIII

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Invesco V.I. American Value	Invesco V.I. Comstock	Invesco V.I. Discovery Mid Cap Growth
Net assets as of December 31, 2020	$—	$1,900,852	$2,223,293

Investment income (loss):
Dividend distributions	958	36,649	—
Investment Expenses:
Mortality and expense risk and administrative charges	(3,915)	(30,526)	(32,800)

Net investment income (loss)	(2,957)	6,123	(32,800)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	258,776
Realized capital gain (loss) on investments	168	43,216	231,746
Change in unrealized appreciation (depreciation)	22,446	511,385	(88,882)

Net gain (loss) on investments	22,614	554,601	401,640

Net increase (decrease) in net assets from operations	19,657	560,724	368,840

Contract owner transactions:
Variable annuity deposits	—	47,122	25,188
Terminations, withdrawals and annuity payments	(7,786)	(146,101)	(323,226)
Transfers between subaccounts, net	418,290	65,682	(102,283)
Maintenance charges and mortality adjustments	—	(22)	(49)

Increase (decrease) in net assets from contract transactions	410,504	(33,319)	(400,370)

Total increase (decrease) in net assets	430,161	527,405	(31,530)

Net assets as of December 31, 2021	$430,161	$2,428,257	$2,191,763

Investment income (loss):
Dividend distributions	3,006	43,323	—
Investment Expenses:
Mortality and expense risk and administrative charges	(9,457)	(45,206)	(15,626)

Net investment income (loss)	(6,451)	(1,883)	(15,626)

Increase (decrease) in net assets from operations:
Capital gain distributions	121,772	98,789	307,699
Realized capital gain (loss) on investments	(39,068)	55,479	8,778
Change in unrealized appreciation (depreciation)	(141,205)	(221,146)	(873,903)

Net gain (loss) on investments	(58,501)	(66,878)	(557,426)

Net increase (decrease) in net assets from operations	(64,952)	(68,761)	(573,052)

Contract owner transactions:
Variable annuity deposits	5,502	100,033	3,260
Terminations, withdrawals and annuity payments	(12,042)	(168,900)	(190,832)
Transfers between subaccounts, net	412,385	1,093,556	(536,431)
Maintenance charges and mortality adjustments	—	(23)	(3)

Increase (decrease) in net assets from contract transactions	405,845	1,024,666	(724,006)

Total increase (decrease) in net assets	340,893	955,905	(1,297,058)

Net assets as of December 31, 2022	$771,054	$3,384,162	$894,705

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account VIII

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Invesco V.I. Equity and Income	Invesco V.I. EVQ International Equity Fund(a)	Invesco V.I. Global Real Estate
Net assets as of December 31, 2020	$1,935,069	$3,138,130	$1,110,367

Investment income (loss):
Dividend distributions	33,017	30,605	30,258
Investment Expenses:
Mortality and expense risk and administrative charges	(28,788)	(43,410)	(15,934)

Net investment income (loss)	4,229	(12,805)	14,324

Increase (decrease) in net assets from operations:
Capital gain distributions	19,708	197,178	—
Realized capital gain (loss) on investments	36,126	125,346	(3,058)
Change in unrealized appreciation (depreciation)	250,306	(181,550)	231,212

Net gain (loss) on investments	306,140	140,974	228,154

Net increase (decrease) in net assets from operations	310,369	128,169	242,478

Contract owner transactions:
Variable annuity deposits	3,625	34,616	10,561
Terminations, withdrawals and annuity payments	(131,792)	(158,321)	(156,699)
Transfers between subaccounts, net	(83,338)	(375,080)	(19,880)
Maintenance charges and mortality adjustments	(8)	(46)	(46)

Increase (decrease) in net assets from contract transactions	(211,513)	(498,831)	(166,064)

Total increase (decrease) in net assets	98,856	(370,662)	76,414

Net assets as of December 31, 2021	$2,033,925	$2,767,468	$1,186,781

Investment income (loss):
Dividend distributions	33,713	27,950	28,462
Investment Expenses:
Mortality and expense risk and administrative charges	(30,801)	(27,987)	(13,755)

Net investment income (loss)	2,912	(37)	14,707

Increase (decrease) in net assets from operations:
Capital gain distributions	311,080	218,633	—
Realized capital gain (loss) on investments	13,371	13,502	(4,632)
Change in unrealized appreciation (depreciation)	(541,513)	(716,682)	(315,428)

Net gain (loss) on investments	(217,062)	(484,547)	(320,060)

Net increase (decrease) in net assets from operations	(214,150)	(484,584)	(305,353)

Contract owner transactions:
Variable annuity deposits	112,551	4,676	17,512
Terminations, withdrawals and annuity payments	(183,784)	(154,634)	(60,191)
Transfers between subaccounts, net	497,130	(313,589)	13,047
Maintenance charges and mortality adjustments	(12)	(137)	(18)

Increase (decrease) in net assets from contract transactions	425,885	(463,684)	(29,650)

Total increase (decrease) in net assets	211,735	(948,268)	(335,003)

Net assets as of December 31, 2022	$2,245,660	$1,819,200	$851,778

(a)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account VIII

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Invesco V.I. Government Money Market	Invesco V.I. Government Securities	Invesco V.I. Health Care
Net assets as of December 31, 2020	$1,507,455	$416,893	$2,185,958

Investment income (loss):
Dividend distributions	97	9,427	3,768
Investment Expenses:
Mortality and expense risk and administrative charges	(19,420)	(5,810)	(27,085)

Net investment income (loss)	(19,323)	3,617	(23,317)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	195,992
Realized capital gain (loss) on investments	—	96	79,634
Change in unrealized appreciation (depreciation)	—	(19,959)	(71,472)

Net gain (loss) on investments	—	(19,863)	204,154

Net increase (decrease) in net assets from operations	(19,323)	(16,246)	180,837

Contract owner transactions:
Variable annuity deposits	6,806	—	38,938
Terminations, withdrawals and annuity payments	(154,333)	(30,158)	(271,898)
Transfers between subaccounts, net	(124,864)	38,353	(209,065)
Maintenance charges and mortality adjustments	(99)	(15)	(25)

Increase (decrease) in net assets from contract transactions	(272,490)	8,180	(442,050)

Total increase (decrease) in net assets	(291,813)	(8,066)	(261,213)

Net assets as of December 31, 2021	$1,215,642	$408,827	$1,924,745

Investment income (loss):
Dividend distributions	21,888	5,141	—
Investment Expenses:
Mortality and expense risk and administrative charges	(22,340)	(4,595)	(20,375)

Net investment income (loss)	(452)	546	(20,375)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	201,781
Realized capital gain (loss) on investments	—	(10,686)	(11,589)
Change in unrealized appreciation (depreciation)	—	(33,023)	(442,799)

Net gain (loss) on investments	—	(43,709)	(252,607)

Net increase (decrease) in net assets from operations	(452)	(43,163)	(272,982)

Contract owner transactions:
Variable annuity deposits	9,865	14,484	38,698
Terminations, withdrawals and annuity payments	(150,431)	(56,962)	(121,407)
Transfers between subaccounts, net	310,978	(51,223)	(215,493)
Maintenance charges and mortality adjustments	(59)	(14)	(16)

Increase (decrease) in net assets from contract transactions	170,353	(93,715)	(298,218)

Total increase (decrease) in net assets	169,901	(136,878)	(571,200)

Net assets as of December 31, 2022	$1,385,543	$271,949	$1,353,545

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account VIII

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Invesco V.I. Main Street Mid Cap Fund®	Invesco V.I. Main Street Small Cap Fund®	Janus Henderson VIT Enterprise
Net assets as of December 31, 2020	$595,748	$1,479,325	$1,392,784

Investment income (loss):
Dividend distributions	2,539	3,171	3,815
Investment Expenses:
Mortality and expense risk and administrative charges	(10,980)	(24,678)	(22,604)

Net investment income (loss)	(8,441)	(21,507)	(18,789)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	110,860	143,910
Realized capital gain (loss) on investments	247	74,182	22,974
Change in unrealized appreciation (depreciation)	144,382	141,243	71,438

Net gain (loss) on investments	144,629	326,285	238,322

Net increase (decrease) in net assets from operations	136,188	304,778	219,533

Contract owner transactions:
Variable annuity deposits	7,193	17,163	17,108
Terminations, withdrawals and annuity payments	(29,684)	(98,128)	(71,873)
Transfers between subaccounts, net	332,703	81,845	206,999
Maintenance charges and mortality adjustments	(13)	(20)	—

Increase (decrease) in net assets from contract transactions	310,199	860	152,234

Total increase (decrease) in net assets	446,387	305,638	371,767

Net assets as of December 31, 2021	$1,042,135	$1,784,963	$1,764,551

Investment income (loss):
Dividend distributions	784	4,464	1,578
Investment Expenses:
Mortality and expense risk and administrative charges	(14,097)	(23,034)	(25,905)

Net investment income (loss)	(13,313)	(18,570)	(24,327)

Increase (decrease) in net assets from operations:
Capital gain distributions	239,310	209,171	345,429
Realized capital gain (loss) on investments	(26,209)	21,194	(27,060)
Change in unrealized appreciation (depreciation)	(365,337)	(520,220)	(628,654)

Net gain (loss) on investments	(152,236)	(289,855)	(310,285)

Net increase (decrease) in net assets from operations	(165,549)	(308,425)	(334,612)

Contract owner transactions:
Variable annuity deposits	12,869	245,001	379,330
Terminations, withdrawals and annuity payments	(52,376)	(117,876)	(36,379)
Transfers between subaccounts, net	163,140	62,984	242,212
Maintenance charges and mortality adjustments	(17)	(15)	—

Increase (decrease) in net assets from contract transactions	123,616	190,094	585,163

Total increase (decrease) in net assets	(41,933)	(118,331)	250,551

Net assets as of December 31, 2022	$1,000,202	$1,666,632	$2,015,102

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account VIII

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	MFS® VIT II Research International	MFS® VIT Mid Cap Value	MFS® VIT Total Return
Net assets as of December 31, 2020	$783,258	$64,191	$1,676,844

Investment income (loss):
Dividend distributions	6,360	910	27,951
Investment Expenses:
Mortality and expense risk and administrative charges	(12,712)	(1,447)	(24,416)

Net investment income (loss)	(6,352)	(537)	3,535

Increase (decrease) in net assets from operations:
Capital gain distributions	45,758	874	84,779
Realized capital gain (loss) on investments	15,021	747	39,858
Change in unrealized appreciation (depreciation)	16,689	23,057	69,524

Net gain (loss) on investments	77,468	24,678	194,161

Net increase (decrease) in net assets from operations	71,116	24,141	197,696

Contract owner transactions:
Variable annuity deposits	498	42,448	50,000
Terminations, withdrawals and annuity payments	(65,559)	(224)	(212,968)
Transfers between subaccounts, net	382,244	18,937	17,672
Maintenance charges and mortality adjustments	(9)	—	(68)

Increase (decrease) in net assets from contract transactions	317,174	61,161	(145,364)

Total increase (decrease) in net assets	388,290	85,302	52,332

Net assets as of December 31, 2021	$1,171,548	$149,493	$1,729,176

Investment income (loss):
Dividend distributions	13,578	1,278	16,329
Investment Expenses:
Mortality and expense risk and administrative charges	(12,165)	(2,188)	(16,357)

Net investment income (loss)	1,413	(910)	(28)

Increase (decrease) in net assets from operations:
Capital gain distributions	19,007	13,430	97,113
Realized capital gain (loss) on investments	(13,662)	357	63,485
Change in unrealized appreciation (depreciation)	(212,571)	(28,968)	(311,557)

Net gain (loss) on investments	(207,226)	(15,181)	(150,959)

Net increase (decrease) in net assets from operations	(205,813)	(16,091)	(150,987)

Contract owner transactions:
Variable annuity deposits	18,362	893	52,513
Terminations, withdrawals and annuity payments	(70,476)	(1,938)	(104,763)
Transfers between subaccounts, net	(69,684)	37,944	(535,750)
Maintenance charges and mortality adjustments	(13)	—	(68)

Increase (decrease) in net assets from contract transactions	(121,811)	36,899	(588,068)

Total increase (decrease) in net assets	(327,624)	20,808	(739,055)

Net assets as of December 31, 2022	$843,924	$170,301	$990,121

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account VIII

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	MFS® VIT Utilities	Neuberger Berman AMT Sustainable Equity	PIMCO VIT All Asset
Net assets as of December 31, 2020	$2,960,613	$5,536,995	$878,554

Investment income (loss):
Dividend distributions	43,700	9,890	114,397
Investment Expenses:
Mortality and expense risk and administrative charges	(40,076)	(80,456)	(14,407)

Net investment income (loss)	3,624	(70,566)	99,990

Increase (decrease) in net assets from operations:
Capital gain distributions	98,497	108,650	—
Realized capital gain (loss) on investments	61,368	421,778	7,316
Change in unrealized appreciation (depreciation)	157,084	656,957	24,118

Net gain (loss) on investments	316,949	1,187,385	31,434

Net increase (decrease) in net assets from operations	320,573	1,116,819	131,424

Contract owner transactions:
Variable annuity deposits	40,408	3,901	59,468
Terminations, withdrawals and annuity payments	(410,047)	(887,032)	(53,267)
Transfers between subaccounts, net	80,383	24,347	90,184
Maintenance charges and mortality adjustments	(78)	(81)	(44)

Increase (decrease) in net assets from contract transactions	(289,334)	(858,865)	96,341

Total increase (decrease) in net assets	31,239	257,954	227,765

Net assets as of December 31, 2021	$2,991,852	$5,794,949	$1,106,319

Investment income (loss):
Dividend distributions	64,477	5,765	82,669
Investment Expenses:
Mortality and expense risk and administrative charges	(40,828)	(67,332)	(15,065)

Net investment income (loss)	23,649	(61,567)	67,604

Increase (decrease) in net assets from operations:
Capital gain distributions	113,366	440,227	88,011
Realized capital gain (loss) on investments	62,758	151,114	(20,345)
Change in unrealized appreciation (depreciation)	(228,612)	(1,652,084)	(290,325)

Net gain (loss) on investments	(52,488)	(1,060,743)	(222,659)

Net increase (decrease) in net assets from operations	(28,839)	(1,122,310)	(155,055)

Contract owner transactions:
Variable annuity deposits	158,443	20,960	55,691
Terminations, withdrawals and annuity payments	(219,841)	(319,389)	(96,873)
Transfers between subaccounts, net	23,206	(4,677)	39,507
Maintenance charges and mortality adjustments	(74)	(33)	(44)

Increase (decrease) in net assets from contract transactions	(38,266)	(303,139)	(1,719)

Total increase (decrease) in net assets	(67,105)	(1,425,449)	(156,774)

Net assets as of December 31, 2022	$2,924,747	$4,369,500	$949,545

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account VIII

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	PIMCO VIT CommodityRealRe turn Strategy	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	PIMCO VIT Low Duration
Net assets as of December 31, 2020	$238,008	$772,025	$2,706,594

Investment income (loss):
Dividend distributions	16,414	12,123	12,943
Investment Expenses:
Mortality and expense risk and administrative charges	(5,063)	(10,867)	(35,129)

Net investment income (loss)	11,351	1,256	(22,186)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	6,744	—
Realized capital gain (loss) on investments	(2,289)	978	6,007
Change in unrealized appreciation (depreciation)	77,003	(34,977)	(41,218)

Net gain (loss) on investments	74,714	(27,255)	(35,211)

Net increase (decrease) in net assets from operations	86,065	(25,999)	(57,397)

Contract owner transactions:
Variable annuity deposits	15,120	2,710	—
Terminations, withdrawals and annuity payments	(11,620)	(43,115)	(400,168)
Transfers between subaccounts, net	93,045	50,231	172,961
Maintenance charges and mortality adjustments	(1)	(13)	(24)

Increase (decrease) in net assets from contract transactions	96,544	9,813	(227,231)

Total increase (decrease) in net assets	182,609	(16,186)	(284,628)

Net assets as of December 31, 2021	$420,617	$755,839	$2,421,966

Investment income (loss):
Dividend distributions	210,024	8,676	38,419
Investment Expenses:
Mortality and expense risk and administrative charges	(12,693)	(8,429)	(32,267)

Net investment income (loss)	197,331	247	6,152

Increase (decrease) in net assets from operations:
Capital gain distributions	—	218	—
Realized capital gain (loss) on investments	18,541	(12,476)	(24,891)
Change in unrealized appreciation (depreciation)	(169,287)	(64,176)	(151,062)

Net gain (loss) on investments	(150,746)	(76,434)	(175,953)

Net increase (decrease) in net assets from operations	46,585	(76,187)	(169,801)

Contract owner transactions:
Variable annuity deposits	57,918	11,235	28,186
Terminations, withdrawals and annuity payments	(35,433)	(76,276)	(202,734)
Transfers between subaccounts, net	372,196	(88,816)	41,837
Maintenance charges and mortality adjustments	(2)	(7)	(26)

Increase (decrease) in net assets from contract transactions	394,679	(153,864)	(132,737)

Total increase (decrease) in net assets	441,264	(230,051)	(302,538)

Net assets as of December 31, 2022	$861,881	$525,788	$2,119,428

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account VIII

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	PIMCO VIT Real Return	Royce Micro-Cap
Net assets as of December 31, 2020	$2,656,264	$746,441

Investment income (loss):
Dividend distributions	124,694	—
Investment Expenses:
Mortality and expense risk and administrative charges	(35,851)	(16,880)

Net investment income (loss)	88,843	(16,880)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	56,343
Realized capital gain (loss) on investments	27,009	27,851
Change in unrealized appreciation (depreciation)	(15,399)	166,853

Net gain (loss) on investments	11,610	251,047

Net increase (decrease) in net assets from operations	100,453	234,167

Contract owner transactions:
Variable annuity deposits	12,309	17,086
Terminations, withdrawals and annuity payments	(328,391)	(73,438)
Transfers between subaccounts, net	29,280	368,307
Maintenance charges and mortality adjustments	(85)	(3)

Increase (decrease) in net assets from contract transactions	(286,887)	311,952

Total increase (decrease) in net assets	(186,434)	546,119

Net assets as of December 31, 2021	$2,469,830	$1,292,560

Investment income (loss):
Dividend distributions	155,451	—
Investment Expenses:
Mortality and expense risk and administrative charges	(32,413)	(9,288)

Net investment income (loss)	123,038	(9,288)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	187,190
Realized capital gain (loss) on investments	(28,530)	33,645
Change in unrealized appreciation (depreciation)	(424,811)	(438,745)

Net gain (loss) on investments	(453,341)	(217,910)

Net increase (decrease) in net assets from operations	(330,303)	(227,198)

Contract owner transactions:
Variable annuity deposits	23,744	18,223
Terminations, withdrawals and annuity payments	(251,565)	(32,863)
Transfers between subaccounts, net	382,639	(480,648)
Maintenance charges and mortality adjustments	(46)	(4)

Increase (decrease) in net assets from contract transactions	154,772	(495,292)

Total increase (decrease) in net assets	(175,531)	(722,490)

Net assets as of December 31, 2022	$2,294,299	$570,070

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account VIII

Notes to Financial Statements

December 31, 2022

1. Organization and Significant Accounting Policies

SBL Variable Annuity Account VIII (the Account) is a separate account of Security Benefit Life Insurance Company (SBL). The Account is an investment company as defined by Financial Accounting Standard Board (FASB) Accounting Standard Codification (ASC) 946. The Account follows the accounting guidance as outlined in ASC 946. Purchase payments for the Account are allocated to one or more of the subaccounts that comprise the Account. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. As directed by the owners, amounts directed to each subaccount are invested in a designated mutual fund as follows:

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
American Century VP Ultra®	II	American Century Investment Management, Inc	—
American Century VP Value	II	American Century Investment Management, Inc	—
American Funds IS® Asset Allocation	Class 4	Capital Research and Management Company	—
American Funds IS® Global Growth	Class 4	Capital Research and Management Company	—
American Funds IS® Growth-Income	Class 4	Capital Research and Management Company	—
American Funds IS® International	Class 4	Capital Research and Management Company	—
BlackRock High Yield V.I.	Class 3	BlackRock Advisors LLC	BlackRock International Ltd
BNY Mellon IP Technology Growth	Service	BNY Mellon Investment Adviser, Inc	Newton Investment Management North America, LLC
ClearBridge Variable Aggressive Growth	Class II	Legg Mason Partners Fund Advisor, LLC	ClearBridge Investments, LLC
ClearBridge Variable Small Cap Growth	Class I	Legg Mason Partners Fund Advisor, LLC	ClearBridge Investments, LLC
Guggenheim VIF All Cap Value	—	Security Investors, LLC	—
Guggenheim VIF Alpha Opportunity	—	Security Investors, LLC	—
Guggenheim VIF High Yield	—	Security Investors, LLC	—
Guggenheim VIF Large Cap Value	—	Security Investors, LLC	—
Guggenheim VIF Long Short Equity	—	Security Investors, LLC	—
Guggenheim VIF Managed Asset Allocation	—	Security Investors, LLC	—
Guggenheim VIF Small Cap Value	—	Security Investors, LLC	—
Guggenheim VIF SMid Cap Value	—	Security Investors, LLC	—
Guggenheim VIF StylePlus Large Core	—	Security Investors, LLC	—
Guggenheim VIF StylePlus Large Growth	—	Security Investors, LLC	—
Guggenheim VIF StylePlus Mid Growth	—	Security Investors, LLC	—
Guggenheim VIF StylePlus Small Growth	—	Security Investors, LLC	—
Guggenheim VIF Total Return Bond	—	Security Investors, LLC	—
Guggenheim VIF World Equity Income	—	Security Investors, LLC	—
Invesco V.I. American Value	Series II	Invesco Advisers, Inc	—
Invesco V.I. Comstock	Series II	Invesco Advisers, Inc	—

SBL Variable Annuity Account VIII

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Invesco V.I. Discovery Mid Cap Growth	Series II	Invesco Advisers, Inc	—
Invesco V.I. Equity and Income	Series II	Invesco Advisers, Inc	—
Invesco V.I. EVQ International Equity Fund	Series II	Invesco Advisers, Inc	—
Invesco V.I. Global Real Estate	Series I	Invesco Advisers, Inc	Invesco Asset Management Ltd
Invesco V.I. Government Money Market	Series II	Invesco Advisers, Inc	—
Invesco V.I. Government Securities	Series II	Invesco Advisers, Inc	—
Invesco V.I. Health Care	Series I	Invesco Advisers, Inc	—
Invesco V.I. Main Street Mid Cap Fund®	Series II	Invesco Advisers, Inc	—
Invesco V.I. Main Street Small Cap Fund®	Series II	Invesco Advisers, Inc	—
Janus Henderson VIT Enterprise	Service	Janus Capital Management LLC	—
MFS® VIT II Research International	Service	Massachusetts Financial Services Company	—
MFS® VIT Mid Cap Value	Service Shares	Massachusetts Financial Services Company	—
MFS® VIT Total Return	Service	Massachusetts Financial Services Company	—
MFS® VIT Utilities	Service	Massachusetts Financial Services Company	—
Neuberger Berman AMT Sustainable Equity	S	Neuberger Berman Investment Advisers LLC	—
PIMCO VIT All Asset	Administrative	Pacific Investment Management Company, LLC	Research Affiliates LLC
PIMCO VIT CommodityRealReturn Strategy	Administrative	Pacific Investment Management Company, LLC	—
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	Administrative	Pacific Investment Management Company, LLC	—
PIMCO VIT Low Duration	Administrative	Pacific Investment Management Company, LLC	—
PIMCO VIT Real Return	Administrative	Pacific Investment Management Company, LLC	—
Royce Micro-Cap	Investment	Royce & Associates, LP	—

Forty-seven subaccounts are currently offered by the Account, all of which had activity.

SBL Variable Annuity Account VIII

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

All subaccounts reported a full twelve month period except for the following as indicated:

Inception Date	Subaccount
May 1, 2019	American Funds IS® Asset Allocation
May 1, 2019	American Funds IS® Global Growth
May 1, 2019	American Funds IS® Growth-Income
May 1, 2019	American Funds IS® International
May 1, 2019	BlackRock High Yield V.I.
May 1, 2019	Janus Henderson VIT Enterprise
May 1, 2019	MFS® VIT Mid Cap Value

During the current year the following subaccount name change was made effective:

Date	New Name	Old Name
April 29, 2022	Invesco V.I. EVQ International Equity Fund	Invesco V.I. International Growth

Investment Valuation

Investments in mutual fund shares are carried in the statements of net assets at market value (net asset value of the underlying mutual fund). Investment transactions are accounted for on the trade date. Realized capital gains and losses on sales of investments are determined based on the average cost of investments sold. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

The cost of investment purchases and proceeds from investments sold for the year ended December 31, 2022, were as follows:

Subaccount	Cost of Purchases	Proceeds from Sales
American Century VP Ultra®	$2,419,786	$2,722,226
American Century VP Value	1,263,797	691,244
American Funds IS® Asset Allocation	1,186,971	794,410
American Funds IS® Global Growth	578,318	111,693
American Funds IS® Growth-Income	667,675	251,918
American Funds IS® International	11,322	5,633
BlackRock High Yield V.I.	11,769	178,538
BNY Mellon IP Technology Growth	1,179,259	1,040,901
ClearBridge Variable Aggressive Growth	398,873	295,945
ClearBridge Variable Small Cap Growth	403,968	698,761
Guggenheim VIF All Cap Value	2,189,642	1,640,191
Guggenheim VIF Alpha Opportunity	37,847	89,941
Guggenheim VIF High Yield	568,084	676,672
Guggenheim VIF Large Cap Value	1,410,324	1,413,453
Guggenheim VIF Long Short Equity	3,112	8,451
Guggenheim VIF Managed Asset Allocation	670,739	425,272
Guggenheim VIF Small Cap Value	1,313,378	1,128,715
Guggenheim VIF SMid Cap Value	3,329,143	3,137,092
Guggenheim VIF StylePlus Large Core	3,152,562	958,397
Guggenheim VIF StylePlus Large Growth	1,429,077	939,849
Guggenheim VIF StylePlus Mid Growth	3,595,642	1,408,742
Guggenheim VIF StylePlus Small Growth	1,232,110	615,459

SBL Variable Annuity Account VIII

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
Guggenheim VIF Total Return Bond	$355,887	$1,320,858
Guggenheim VIF World Equity Income	2,519,491	1,146,222
Invesco V.I. American Value	1,105,889	584,723
Invesco V.I. Comstock	1,863,296	741,724
Invesco V.I. Discovery Mid Cap Growth	506,977	938,910
Invesco V.I. Equity and Income	984,155	244,278
Invesco V.I. EVQ International Equity Fund (a)	342,490	587,578
Invesco V.I. Global Real Estate	67,086	82,029
Invesco V.I. Government Money Market	8,915,237	8,745,336
Invesco V.I. Government Securities	20,651	113,820
Invesco V.I. Health Care	250,996	367,808
Invesco V.I. Main Street Mid Cap Fund®	659,687	310,074
Invesco V.I. Main Street Small Cap Fund®	681,832	301,137
Janus Henderson VIT Enterprise	1,076,753	170,488
MFS® VIT II Research International	194,970	296,361
MFS® VIT Mid Cap Value	55,050	5,631
MFS® VIT Total Return	172,632	663,615
MFS® VIT Utilities	485,169	386,420
Neuberger Berman AMT Sustainable Equity	500,865	425,344
PIMCO VIT All Asset	272,252	118,356
PIMCO VIT CommodityRealReturn Strategy	990,202	398,192
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	40,409	193,808
PIMCO VIT Low Duration	523,937	650,522
PIMCO VIT Real Return	785,061	507,251
Royce Micro-Cap	213,075	530,465

(a)	Name change. See Note 1.

Market Risk

Each subaccount invests in shares of a single underlying fund. The investment performance of each subaccount will reflect the investment performance of the underlying fund less separate account expenses. There is no assurance that the investment objective of any underlying fund will be met. A fund calculates a daily net asset value per share (“NAV”) which is based on the market value of its investment portfolio. The amount of risk varies significantly between subaccounts. Due to the level of risk associated with certain investment portfolios, it is at least reasonably possible that changes in the values of investment portfolios will occur in the near term and that such changes could materially affect contractholders’ investments in the funds and the amounts reported in the statements of net assets. The contractholder assumes all of the investment performance risk for the subaccounts selected.

Annuity Assets

Annuity Assets relate to contracts that have matured and are in the payout stage. Such assets are computed on the basis of published mortality tables using assumed interest rates that will provide assets as prescribed by law. In cases where the payout option selected is life contingent, SBL periodically recalculates the required annuity assets, and any resulting adjustment is either charged or credited to SBL and not to the Account.

The annuity assets for December 31, 2022 by subaccount are as follows:

SBL Variable Annuity Account VIII

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Annuity Assets
Guggenheim VIF All Cap Value	$78,691
Guggenheim VIF High Yield	18,972
Guggenheim VIF Large Cap Value	28,028
Guggenheim VIF SMid Cap Value	35,025
Guggenheim VIF StylePlus Large Core	66,651
Guggenheim VIF StylePlus Large Growth	68,584
Guggenheim VIF StylePlus Mid Growth	46,009
Guggenheim VIF StylePlus Small Growth	14,016
Guggenheim VIF Total Return Bond	46,421
Guggenheim VIF World Equity Income	117,857
Invesco V.I. Government Money Market	917
Invesco V.I. Main Street Small Cap Fund®	7,955

Reinvestment of Dividends

Dividend and capital gain distributions paid by the mutual funds to the Account are reinvested in additional shares of each respective fund. Dividend income and capital gain distributions are recorded as income on the ex-dividend date.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of SBL, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, SBL does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Account for federal income taxes. SBL will review periodically the status of this policy in the event of changes in the tax law.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

The Account invests in shares of open-end mutual funds, which process contractholders directed purchases, sales and transfers on a daily basis at the funds’ computed net asset values (NAVs). The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodians and reflect the fair values of the mutual fund investments. The NAV is calculated daily and is based on the fair values of the underlying securities.

Because the fund provides liquidity for the investments through purchases and redemptions at NAV, this may represent the fair value of the investment in the fund. That is, for an open-ended mutual fund, the fair value of an investment in the fund would not be expected to be higher than the amount that a new investor would be required to spend in order to directly invest in the mutual fund. Similarly, the hypothetical seller of the investment would not be expected to accept less in proceeds than it could receive by directly redeeming its investment with the fund.

The Account had no financial liabilities as of December 31, 2022.

SBL Variable Annuity Account VIII

Notes to Financial Statements (continued)

2. Variable Annuity Contract Charges

Mortality and Expense Charge: The mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate of 1.25% of average daily net asset value of which 0.70% is for assuming mortality risks and the remainder is for assuming expense risks. Extra Credit contract owners may elect an annual stepped up death benefit for an additional fee of 0.20% of average daily net asset value.

Administrative Charge: SBL deducts a daily administrative fee equivalent to an annual rate of 0.15% of the average daily net asset value.

These charges are presented as expenses on the statements of changes in net assets under Mortality and expense risk and administrative charges line item.

Premium Tax Charge: When applicable, an amount for state premium taxes is deducted as provided by pertinent state law either from purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

Contract owner maintenance charges presented as a decrease in units on the statements of changes in net assets under the Maintenance charges and mortality adjustment line item may include the following:

•

Account Administrative Charge: For Extra Credit contracts, an account administrative fee of $30 is deducted annually, except for certain contracts based on a minimum account value and the period of time the contract has been in force.

SBL Variable Annuity Account VIII

Notes to Financial Statements (continued)

3. Summary of Unit Transactions

The changes in units outstanding for the periods December 31, 2022 and 2021, were as follows:

	2022			2021
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
American Century VP Ultra®	35,545	(58,549)	(23,004)	15,634	(37,263)	(21,629)
American Century VP Value	32,241	(21,724)	10,517	5,919	(19,366)	(13,447)
American Funds IS® Asset Allocation	70,293	(62,533)	7,760	53,950	(5,725)	48,225
American Funds IS® Global Growth	32,989	(8,158)	24,831	13,307	(2,041)	11,266
American Funds IS® Growth-Income	38,277	(17,927)	20,350	27,532	(1,085)	26,447
American Funds IS® International	1,016	(641)	375	5,062	(5,062)	—
BlackRock High Yield V.I.	14	(17,463)	(17,449)	21,559	(130)	21,429
BNY Mellon IP Technology Growth	17,853	(21,988)	(4,135)	9,280	(20,672)	(11,392)
ClearBridge Variable Aggressive Growth	6,111	(9,439)	(3,328)	4,236	(16,002)	(11,766)
ClearBridge Variable Small Cap Growth	9,224	(14,797)	(5,573)	5,222	(7,701)	(2,479)
Guggenheim VIF All Cap Value	12,956	(21,106)	(8,150)	3,475	(30,168)	(26,693)
Guggenheim VIF Alpha Opportunity	1,667	(3,922)	(2,255)	432	(3,858)	(3,426)
Guggenheim VIF High Yield	10,455	(18,641)	(8,186)	13,387	(18,475)	(5,088)
Guggenheim VIF Large Cap Value	9,071	(24,382)	(15,311)	5,868	(23,882)	(18,014)
Guggenheim VIF Long Short Equity	177	(441)	(264)	12	(863)	(851)
Guggenheim VIF Managed Asset Allocation	3,179	(8,966)	(5,787)	12,850	(15,540)	(2,690)
Guggenheim VIF Small Cap Value	13,378	(16,124)	(2,746)	5,758	(24,408)	(18,650)
Guggenheim VIF SMid Cap Value	3,324	(20,019)	(16,695)	3,637	(24,357)	(20,720)
Guggenheim VIF StylePlus Large Core	7,055	(14,705)	(7,650)	4,265	(20,511)	(16,246)
Guggenheim VIF StylePlus Large Growth	13,109	(26,953)	(13,844)	9,132	(16,429)	(7,297)
Guggenheim VIF StylePlus Mid Growth	7,299	(13,432)	(6,133)	3,393	(16,709)	(13,316)
Guggenheim VIF StylePlus Small Growth	5,180	(14,043)	(8,863)	2,629	(12,167)	(9,538)
Guggenheim VIF Total Return Bond	10,473	(60,297)	(49,824)	26,816	(36,051)	(9,235)
Guggenheim VIF World Equity Income	5,106	(18,152)	(13,046)	1,170	(27,230)	(26,060)
Invesco V.I. American Value	94,513	(58,796)	35,717	41,892	(918)	40,974
Invesco V.I. Comstock	60,661	(26,028)	34,633	12,279	(14,561)	(2,282)
Invesco V.I. Discovery Mid Cap Growth	7,526	(30,826)	(23,300)	6,761	(17,812)	(11,051)
Invesco V.I. Equity and Income	25,508	(8,913)	16,595	968	(9,546)	(8,578)

SBL Variable Annuity Account VIII

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2022			2021
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Invesco V.I. EVQ International Equity Fund (a)	5,717	(28,317)	(22,600)	4,210	(26,677)	(22,467)
Invesco V.I. Global Real Estate	1,781	(3,128)	(1,347)	547	(7,648)	(7,101)
Invesco V.I. Government Money Market	935,517	(917,530)	17,987	31,455	(59,783)	(28,328)
Invesco V.I. Government Securities	1,398	(9,778)	(8,380)	3,114	(2,466)	648
Invesco V.I. Health Care	1,589	(10,790)	(9,201)	2,636	(16,007)	(13,371)
Invesco V.I. Main Street Mid Cap Fund®	16,073	(11,243)	4,830	13,934	(2,956)	10,978
Invesco V.I. Main Street Small Cap Fund®	12,982	(7,566)	5,416	7,266	(7,236)	30
Janus Henderson VIT Enterprise	58,492	(13,227)	45,265	19,497	(8,459)	11,038
MFS® VIT II Research International	10,487	(17,249)	(6,762)	22,775	(6,335)	16,440
MFS® VIT Mid Cap Value	3,116	(307)	2,809	4,984	(326)	4,658
MFS® VIT Total Return	2,619	(29,181)	(26,562)	3,660	(10,262)	(6,602)
MFS® VIT Utilities	9,158	(10,300)	(1,142)	3,204	(12,678)	(9,474)
Neuberger Berman AMT Sustainable Equity	1,399	(8,231)	(6,832)	1,978	(20,250)	(18,272)
PIMCO VIT All Asset	4,864	(5,511)	(647)	7,967	(3,353)	4,614
PIMCO VIT CommodityRealReturn Strategy	92,864	(41,605)	51,259	16,562	(2,187)	14,375
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	2,019	(11,476)	(9,457)	3,452	(2,871)	581
PIMCO VIT Low Duration	40,653	(51,902)	(11,249)	24,848	(42,630)	(17,782)
PIMCO VIT Real Return	41,154	(31,196)	9,958	5,017	(22,525)	(17,508)
Royce Micro-Cap	1,215	(22,287)	(21,072)	16,594	(3,659)	12,935

(a)	Name change. See Note 1.

SBL Variable Annuity Account VIII

Notes to Financial Statements (continued)

4. Financial Highlights

The Account has a number of products, which have unique combinations of features and fees that are charged against the contract owner’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns. The information presented below identifies the range of lowest to highest expense ratios and the corresponding total return. The summary may not reflect the minimum and maximum contract charges offered by the Account as contract owners may not have selected all available and applicable contract options as discussed in Note 2.

A summary of units outstanding, unit values, net assets, expense ratios, investment income ratios and total return ratios for each of the five years in the period ended December 31, 2022, were as follows:

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
American Century VP Ultra®
2022	175,407	35.65	37.04	6,495,437	—	1.40	1.60	(33.53)	(33.41)
2021	198,411	53.63	55.62	11,032,885	—	1.40	1.60	21.01	21.28
2020	220,040	44.32	45.86	10,089,351	—	1.40	1.60	47.19	47.46
2019	196,254	30.11	31.10	6,102,204	—	1.40	1.60	32.29	32.57
2018	228,957	22.76	23.46	5,369,667	0.11	1.40	1.60	(1.00)	(0.80)
American Century VP Value
2022	85,828	29.40	30.55	2,621,278	0.02	1.40	1.60	(1.28)	(1.07)
2021	75,311	29.78	30.88	2,326,936	0.02	1.40	1.60	22.30	22.54
2020	88,758	24.35	25.20	2,237,773	0.02	1.40	1.60	(0.77)	(0.59)
2019	89,857	24.54	25.35	2,278,688	2.02	1.40	1.60	24.89	25.12
2018	99,217	19.65	20.26	2,010,393	1.59	1.40	1.60	(10.76)	(10.55)
American Funds IS® Asset Allocation
2022	216,651	11.49	11.49	2,489,302	0.02	1.40	1.40	(14.89)	(14.89)
2021	208,891	13.50	13.50	2,819,240	0.01	1.40	1.40	13.26	13.26
2020	160,666	11.92	11.92	1,914,845	0.02	1.40	1.60	10.58	10.58
2019	36,123	10.78	10.78	389,374	0.91	1.40	1.60	7.80	7.80
American Funds IS® Global Growth
2022	101,109	12.15	12.15	1,228,316	0.00	1.40	1.40	(25.96)	(25.96)
2021	76,278	16.41	16.41	1,251,757	0.00	1.40	1.40	14.52	14.52
2020	65,012	14.33	14.33	931,683	0.00	1.40	1.60	28.29	28.29
2019	30,977	11.17	11.17	345,918	0.73	1.40	1.60	11.70	11.70

SBL Variable Annuity Account VIII

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
American Funds IS® Growth-Income
2022	130,667	12.17	12.17	1,590,461	0.01	1.40	1.40	(17.88)	(17.88)
2021	110,317	14.82	14.82	1,634,980	0.01	1.40	1.40	22.08	22.08
2020	83,870	12.14	12.14	1,018,292	0.01	1.40	1.60	11.68	11.68
2019	52,529	10.87	10.87	571,054	1.46	1.40	1.60	8.70	8.70
American Funds IS® International
2022	375	9.00	9.00	3,373	0.04	1.40	1.40	(22.15)	(22.15)
2021	—	11.56	11.56	—	—	1.40	1.40	(3.10)	(3.10)
2020	—	11.93	11.93	—	—	1.40	1.60	12.12	12.12
2019	6,250	10.64	10.64	66,517	0.44	1.40	1.60	6.40	6.40
BlackRock High Yield V.I.
2022	6,877	10.11	10.11	69,487	0.06	1.40	1.40	(11.78)	(11.78)
2021	24,326	11.46	11.46	278,853	0.03	1.40	1.40	3.71	3.71
2020	2,897	11.05	11.05	31,999	0.08	1.40	1.60	5.54	5.54
2019	2,846	10.47	10.47	29,791	4.50	1.40	1.60	4.70	4.70
BNY Mellon IP Technology Growth
2022	83,615	34.20	34.20	2,857,603	—	1.40	1.40	(47.26)	(47.26)
2021	87,750	64.85	64.85	5,687,094	—	1.40	1.40	11.06	11.06
2020	99,142	56.62	58.39	5,785,517	0.00	1.40	1.60	66.87	67.21
2019	69,441	33.93	34.92	2,423,035	—	1.40	1.60	23.52	23.74
2018	75,951	27.47	28.22	2,141,574	—	1.40	1.60	(2.86)	(2.66)
ClearBridge Variable Aggressive Growth
2022	66,715	23.52	23.52	1,566,025	—	1.40	1.40	(27.61)	(27.61)
2021	70,043	32.49	32.49	2,271,485	0.00	1.40	1.40	8.48	8.48
2020	81,809	29.04	29.95	2,445,809	0.01	1.40	1.60	15.84	16.09
2019	83,335	25.07	25.80	2,146,239	0.73	1.40	1.60	22.77	23.03
2018	99,442	20.42	20.97	2,082,730	0.35	1.40	1.60	(10.04)	(9.85)

SBL Variable Annuity Account VIII

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
ClearBridge Variable Small Cap Growth
2022	53,032	35.65	36.92	1,956,960	—	1.40	1.60	(29.99)	(29.84)
2021	58,605	50.92	52.62	3,082,518	—	1.40	1.60	10.82	11.04
2020	61,084	45.95	47.39	2,893,742	—	1.40	1.60	40.95	41.25
2019	64,707	32.60	33.55	2,170,035	—	1.40	1.60	24.86	25.09
2018	57,735	26.11	26.82	1,547,656	—	1.40	1.60	1.75	2.02
Guggenheim VIF All Cap Value
2022	145,513	36.61	70.94	10,330,241	0.01	1.40	1.60	(2.76)	(2.55)
2021	153,663	37.65	72.80	11,193,895	0.02	1.40	1.60	24.92	25.17
2020	180,356	30.14	58.16	10,478,045	0.02	1.40	1.60	0.27	0.47
2019	204,091	30.06	57.89	11,804,890	1.47	1.40	1.60	21.75	22.00
2018	234,272	24.69	47.45	11,107,419	1.20	1.40	1.60	(12.07)	(11.88)
Guggenheim VIF Alpha Opportunity
2022	24,936	20.44	20.44	510,190	0.00	1.40	1.40	(9.80)	(9.80)
2021	27,191	22.66	22.66	616,758	0.01	1.40	1.40	12.23	12.23
2020	30,617	19.51	20.19	618,788	0.01	1.40	1.60	(1.32)	(1.13)
2019	51,928	19.77	20.42	1,061,175	0.16	1.40	1.60	(4.03)	(3.82)
2018	65,861	20.60	21.23	1,399,121	—	1.40	1.60	(13.01)	(12.81)
Guggenheim VIF High Yield
2022	91,122	26.14	33.30	3,023,233	0.06	1.40	1.60	(11.15)	(10.96)
2021	99,308	29.42	37.40	3,696,845	0.05	1.40	1.60	3.74	3.92
2020	104,396	28.36	35.99	3,741,014	0.07	1.40	1.60	2.94	3.18
2019	133,249	27.55	34.88	4,632,437	6.63	1.40	1.60	9.94	10.17
2018	195,113	25.06	31.66	6,161,515	7.73	1.40	1.60	(5.65)	(5.49)
Guggenheim VIF Large Cap Value
2022	163,765	29.41	53.98	8,814,905	0.01	1.40	1.60	(2.91)	(2.70)
2021	179,076	30.29	55.48	9,895,485	0.02	1.40	1.60	25.01	25.27
2020	197,090	24.23	44.29	8,657,323	0.02	1.40	1.60	0.58	0.77
2019	212,953	24.09	43.95	9,293,799	1.75	1.40	1.60	19.85	20.11
2018	233,826	20.10	36.59	8,500,019	1.44	1.40	1.60	(10.98)	(10.80)

SBL Variable Annuity Account VIII

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Guggenheim VIF Long Short Equity
2022	9,186	14.62	14.62	134,766	0.00	1.40	1.40	(15.59)	(15.59)
2021	9,450	17.32	17.32	164,216	0.01	1.40	1.40	22.06	22.06
2020	10,301	13.71	14.19	146,596	0.01	1.40	1.60	3.24	3.43
2019	22,358	13.28	13.72	307,131	0.60	1.40	1.60	3.83	4.10
2018	27,319	12.79	13.18	360,513	—	1.40	1.60	(14.33)	(14.19)
Guggenheim VIF Managed Asset Allocation
2022	127,285	20.86	38.01	4,803,964	0.01	1.40	1.60	(17.91)	(17.75)
2021	133,072	25.41	46.21	6,107,201	0.01	1.40	1.60	10.67	10.90
2020	135,762	22.96	41.67	5,619,356	0.01	1.40	1.60	10.81	11.03
2019	159,211	20.72	37.53	5,942,105	1.63	1.40	1.60	18.20	18.43
2018	176,971	17.53	31.69	5,580,289	1.42	1.40	1.60	(7.25)	(7.07)
Guggenheim VIF Small Cap Value
2022	106,073	64.88	65.35	6,929,660	0.01	1.40	1.60	(5.27)	(5.08)
2021	108,819	68.49	68.85	7,489,707	0.01	1.40	1.60	24.17	24.41
2020	127,469	55.16	55.34	7,051,954	0.01	1.40	1.60	(2.56)	(2.36)
2019	150,380	56.61	56.68	8,520,690	0.80	1.40	1.60	20.63	20.88
2018	196,033	46.89	46.93	9,190,606	0.37	1.40	1.60	(14.08)	(13.90)
Guggenheim VIF SMid Cap Value
2022	170,383	67.80	142.80	23,998,137	0.01	1.40	1.60	(3.42)	(3.23)
2021	187,078	70.20	147.56	27,251,363	0.02	1.40	1.60	21.77	22.01
2020	207,798	57.65	120.94	24,832,570	0.01	1.40	1.60	2.63	2.85
2019	245,707	56.17	117.59	28,605,596	0.90	1.40	1.60	24.66	24.92
2018	301,620	45.06	94.13	28,160,811	0.64	1.40	1.60	(14.37)	(14.20)
Guggenheim VIF StylePlus Large Core
2022	179,742	19.66	52.61	9,444,622	0.01	1.40	1.60	(21.92)	(21.78)
2021	187,392	25.18	67.26	12,590,949	0.01	1.40	1.60	26.41	26.69
2020	203,638	19.92	53.09	10,760,872	0.02	1.40	1.60	16.90	17.12
2019	236,514	17.04	45.33	10,677,255	2.09	1.40	1.60	27.83	28.16
2018	275,351	13.33	35.37	9,704,105	1.66	1.40	1.60	(8.01)	(7.89)

SBL Variable Annuity Account VIII

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Guggenheim VIF StylePlus Large Growth
2022	143,182	21.34	26.24	3,743,951	0.00	1.40	1.60	(31.80)	(31.67)
2021	157,026	31.29	38.40	6,010,054	0.01	1.40	1.60	25.76	25.98
2020	164,323	24.88	30.48	4,992,685	0.01	1.40	1.60	35.66	35.95
2019	174,588	18.34	22.42	3,902,445	1.89	1.40	1.60	31.75	32.04
2018	194,786	13.92	16.98	3,298,125	1.54	1.40	1.60	(5.18)	(4.98)
Guggenheim VIF StylePlus Mid Growth
2022	115,700	24.48	85.29	9,819,310	0.00	1.40	1.60	(28.94)	(28.78)
2021	121,833	34.45	119.76	14,527,474	0.01	1.40	1.60	11.89	12.09
2020	135,149	30.79	106.84	14,381,933	0.01	1.40	1.60	29.97	30.26
2019	149,625	23.69	82.02	12,227,345	0.86	1.40	1.60	30.60	30.83
2018	168,415	18.14	62.69	10,522,098	1.43	1.40	1.60	(8.61)	(8.40)
Guggenheim VIF StylePlus Small Growth
2022	77,773	18.61	36.89	2,862,864	0.00	1.40	1.60	(27.78)	(27.64)
2021	86,636	25.77	50.98	4,409,951	0.00	1.40	1.60	4.84	5.05
2020	96,174	24.58	48.53	4,661,436	0.01	1.40	1.60	29.71	30.00
2019	112,775	18.95	37.33	4,204,905	0.61	1.40	1.60	23.69	23.90
2018	111,890	15.32	30.13	3,366,123	1.12	1.40	1.60	(11.75)	(11.56)
Guggenheim VIF Total Return Bond
2022	161,391	15.06	19.86	3,167,683	0.03	1.40	1.60	(17.48)	(17.32)
2021	211,215	18.25	24.02	5,027,810	0.02	1.40	1.60	(1.99)	(1.80)
2020	220,450	18.62	24.46	5,354,089	0.02	1.40	1.60	12.37	12.62
2019	217,163	16.57	21.72	4,685,714	2.83	1.40	1.60	2.79	2.99
2018	217,502	16.12	21.09	4,556,409	4.37	1.40	1.60	(0.49)	(0.28)
Guggenheim VIF World Equity Income
2022	175,353	19.72	54.42	9,512,068	0.02	1.40	1.60	(10.61)	(10.39)
2021	188,399	22.06	60.73	11,405,518	0.02	1.40	1.60	19.83	20.04
2020	214,459	18.41	50.59	10,790,456	0.03	1.40	1.60	4.96	5.15
2019	251,481	17.54	48.11	12,043,813	2.74	1.40	1.60	19.40	19.71
2018	299,046	14.69	40.19	11,972,095	2.95	1.40	1.60	(9.60)	(9.46)

SBL Variable Annuity Account VIII

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Invesco V.I. American Value
2022	76,691	10.06	10.06	771,054	0.01	1.40	1.40	(4.19)	(4.19)
2021	40,974	10.50	10.50	430,161	0.00	1.40	1.40	—	—
Invesco V.I. Comstock
2022	120,948	27.04	28.00	3,384,162	0.01	1.40	1.60	(0.77)	(0.57)
2021	86,315	27.25	28.16	2,428,257	0.02	1.40	1.60	30.88	31.16
2020	88,597	20.82	21.47	1,900,852	0.02	1.40	1.60	(2.66)	(2.45)
2019	89,135	21.39	22.01	1,961,068	1.57	1.40	1.60	22.93	23.17
2018	111,321	17.40	17.87	1,988,228	1.52	1.40	1.60	(13.78)	(13.59)
Invesco V.I. Discovery Mid Cap Growth
2022	35,119	25.48	25.48	894,705	—	1.40	1.40	(32.09)	(32.09)
2021	58,419	36.31	37.52	2,191,763	—	1.40	1.60	16.90	17.14
2020	69,470	31.06	32.03	2,223,293	—	1.40	1.60	37.68	38.00
2019	74,579	22.56	23.21	1,730,138	—	1.40	1.60	31.85	32.10
2018	66,174	17.11	17.57	1,161,781	—	1.40	1.60	(7.36)	(7.18)
Invesco V.I. Equity and Income
2022	94,406	23.79	23.79	2,245,660	0.02	1.40	1.40	(8.99)	(8.99)
2021	77,811	26.14	26.14	2,033,925	0.02	1.40	1.40	16.70	16.70
2020	86,389	21.72	22.40	1,935,069	0.02	1.40	1.60	7.90	8.11
2019	97,141	20.13	20.72	2,012,558	2.33	1.40	1.60	18.06	18.33
2018	100,517	17.05	17.51	1,759,894	2.18	1.40	1.60	(11.20)	(10.98)
Invesco V.I. EVQ International Equity Fund (a)
2022	101,360	17.33	17.94	1,819,200	0.01	1.40	1.60	(19.81)	(19.66)
2021	123,960	21.61	22.33	2,767,468	0.01	1.40	1.60	3.94	4.15
2020	146,427	20.79	21.44	3,138,130	0.02	1.40	1.60	11.89	12.13
2019	152,182	18.58	19.12	2,908,309	1.29	1.40	1.60	26.22	26.46
2018	166,072	14.72	15.12	2,510,141	1.95	1.40	1.60	(16.55)	(16.37)

(a)	Name change. See Note 1.

SBL Variable Annuity Account VIII

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Invesco V.I. Global Real Estate
2022	43,133	19.01	19.76	851,778	0.03	1.40	1.60	(26.15)	(25.96)
2021	44,480	25.74	26.69	1,186,781	0.03	1.40	1.60	23.69	23.97
2020	51,581	20.81	21.53	1,110,367	0.04	1.40	1.60	(13.72)	(13.57)
2019	57,961	24.12	24.91	1,443,240	4.55	1.40	1.60	21.08	21.28
2018	61,759	19.92	20.54	1,265,307	3.71	1.40	1.60	(7.69)	(7.44)
Invesco V.I. Government Money Market
2022	145,238	9.42	9.54	1,385,543	0.02	1.40	1.60	(0.32)	(0.21)
2021	127,251	9.45	9.56	1,215,642	0.00	1.40	1.60	(1.56)	(1.34)
2020	155,579	9.60	9.69	1,507,455	0.00	1.40	1.60	(1.44)	(1.22)
2019	92,461	9.74	9.81	906,600	1.65	1.40	1.60	—	0.20
2018	109,856	9.74	9.79	1,075,099	1.39	1.40	1.60	(0.31)	(0.10)
Invesco V.I. Government Securities
2022	25,719	10.56	10.56	271,949	0.02	1.40	1.40	(11.85)	(11.85)
2021	34,099	11.98	11.98	408,827	0.02	1.40	1.40	(3.78)	(3.78)
2020	33,451	12.08	12.45	416,893	0.02	1.40	1.60	4.32	4.45
2019	44,330	11.58	11.92	528,702	2.51	1.40	1.60	4.04	4.29
2018	39,792	11.13	11.43	455,149	1.56	1.40	1.60	(1.33)	1.78
Invesco V.I. Health Care
2022	42,703	31.69	31.69	1,353,545	—	1.40	1.40	(14.51)	(14.51)
2021	51,904	37.07	37.07	1,924,745	0.00	1.40	1.40	10.72	10.72
2020	65,275	32.35	33.48	2,185,958	0.00	1.40	1.60	12.64	12.84
2019	63,379	28.72	29.67	1,880,644	0.05	1.40	1.60	30.37	30.65
2018	89,102	22.03	22.71	2,023,549	—	1.40	1.60	(0.72)	(0.48)
Invesco V.I. Main Street Mid Cap Fund®
2022	40,305	23.90	24.84	1,000,202	0.00	1.40	1.60	(15.85)	(15.65)
2021	35,475	28.40	29.45	1,042,135	0.00	1.40	1.60	20.90	21.14
2020	24,497	23.49	24.31	595,748	0.00	1.40	1.60	7.21	7.42
2019	31,574	21.91	22.63	714,775	0.23	1.40	1.60	23.02	23.32
2018	31,880	17.81	18.35	585,603	0.09	1.40	1.60	(12.99)	(12.87)

SBL Variable Annuity Account VIII

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Invesco V.I. Main Street Small Cap Fund®
2022	47,812	33.56	34.88	1,666,632	0.00	1.40	1.60	(17.40)	(17.21)
2021	42,396	40.63	42.13	1,784,963	0.00	1.40	1.60	20.31	20.54
2020	42,366	33.77	34.95	1,479,325	0.00	1.40	1.60	17.75	17.99
2019	44,341	28.68	29.62	1,313,025	—	1.40	1.60	24.10	24.35
2018	54,724	23.11	23.82	1,303,113	0.07	1.40	1.60	(11.96)	(11.81)
Janus Henderson VIT Enterprise
2022	163,996	12.29	12.29	2,015,102	0.00	1.40	1.40	(17.29)	(17.29)
2021	118,731	14.86	14.86	1,764,551	0.00	1.40	1.40	14.93	14.93
2020	107,693	12.93	12.93	1,392,784	—	1.40	1.60	17.44	17.44
2019	36,474	11.01	11.01	401,427	0.06	1.40	1.60	10.10	10.10
MFS® VIT II Research International
2022	54,661	14.96	15.49	843,924	0.01	1.40	1.60	(19.14)	(18.99)
2021	61,423	18.50	19.12	1,171,548	0.01	1.40	1.60	9.47	9.76
2020	44,983	16.90	17.42	783,258	0.02	1.40	1.60	10.97	11.10
2019	33,449	15.23	15.68	523,949	1.06	1.40	1.60	25.56	25.94
2018	44,733	12.13	12.45	556,707	1.27	1.40	1.60	(15.65)	(15.54)
MFS® VIT Mid Cap Value
2022	13,227	12.88	12.88	170,301	0.01	1.40	1.40	(10.24)	(10.24)
2021	10,418	14.35	14.35	149,493	0.01	1.40	1.40	28.82	28.82
2020	5,760	11.14	11.14	64,191	0.01	1.40	1.60	2.20	2.20
2019	1,398	10.90	10.90	15,247	1.81	1.40	1.60	9.00	9.00
MFS® VIT Total Return
2022	48,008	20.60	20.60	990,121	0.01	1.40	1.40	(11.09)	(11.09)
2021	74,570	23.17	23.17	1,729,176	0.02	1.40	1.40	12.26	12.26
2020	81,172	20.02	20.64	1,676,844	0.02	1.40	1.60	7.75	7.95
2019	76,728	18.58	19.12	1,467,890	2.68	1.40	1.60	18.19	18.46
2018	61,820	15.72	16.14	998,776	1.84	1.40	1.60	(7.37)	(7.19)

SBL Variable Annuity Account VIII

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
MFS® VIT Utilities
2022	84,549	34.60	34.60	2,924,747	0.02	1.40	1.40	(0.92)	(0.92)
2021	85,691	34.92	34.92	2,991,852	0.01	1.40	1.40	12.21	12.21
2020	95,165	30.18	31.12	2,960,613	0.02	1.40	1.60	3.96	4.15
2019	123,064	29.03	29.88	3,676,394	3.72	1.40	1.60	22.80	23.06
2018	137,657	23.64	24.28	3,341,858	0.83	1.40	1.60	(0.80)	(0.61)
Neuberger Berman AMT Sustainable Equity
2022	107,222	39.43	40.79	4,369,500	0.00	1.40	1.60	(19.96)	(19.78)
2021	114,054	49.26	50.85	5,794,949	0.00	1.40	1.60	21.18	21.42
2020	132,326	40.65	41.88	5,536,995	0.00	1.40	1.60	17.38	17.61
2019	145,257	34.63	35.61	5,168,300	0.28	1.40	1.60	23.59	23.82
2018	161,792	28.02	28.76	4,649,473	0.22	1.40	1.60	(7.46)	(7.26)
PIMCO VIT All Asset
2022	50,715	18.03	18.73	949,545	0.08	1.40	1.60	(13.23)	(13.09)
2021	51,362	20.78	21.55	1,106,319	0.12	1.40	1.60	14.36	14.63
2020	46,748	18.17	18.80	878,554	0.05	1.40	1.60	6.32	6.52
2019	64,460	17.09	17.65	1,137,547	2.97	1.40	1.60	10.12	10.31
2018	68,507	15.52	16.00	1,095,783	2.79	1.40	1.60	(6.95)	(6.76)
PIMCO VIT CommodityRealReturn Strategy
2022	107,369	8.02	8.02	861,881	0.33	1.40	1.40	7.08	7.08
2021	56,110	7.49	7.49	420,617	0.05	1.40	1.40	31.40	31.40
2020	41,735	5.53	5.70	238,008	0.05	1.40	1.60	(0.18)	—
2019	49,540	5.54	5.70	282,416	4.58	1.40	1.60	9.70	9.83
2018	72,857	5.05	5.19	378,050	2.37	1.40	1.60	(15.55)	(15.33)
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)
2022	34,539	14.75	15.27	525,788	0.01	1.40	1.60	(11.57)	(11.43)
2021	43,996	16.68	17.24	755,839	0.02	1.40	1.60	(3.53)	(3.31)
2020	43,415	17.29	17.83	772,025	0.06	1.40	1.60	3.84	4.09
2019	49,808	16.65	17.13	851,318	1.78	1.40	1.60	5.31	5.48
2018	52,198	15.81	16.24	845,756	1.23	1.40	1.60	0.51	0.68

SBL Variable Annuity Account VIII

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
PIMCO VIT Low Duration
2022	182,958	11.16	11.60	2,119,428	0.02	1.40	1.60	(7.23)	(7.05)
2021	194,207	12.03	12.48	2,421,966	0.01	1.40	1.60	(2.51)	(2.27)
2020	211,989	12.34	12.77	2,706,594	0.01	1.40	1.60	1.31	1.51
2019	204,951	12.18	12.58	2,576,688	3.09	1.40	1.60	2.35	2.61
2018	154,794	11.90	12.26	1,897,282	1.92	1.40	1.60	(1.24)	(1.05)
PIMCO VIT Real Return
2022	156,165	14.14	14.69	2,294,299	0.07	1.40	1.60	(13.30)	(13.18)
2021	146,207	16.31	16.92	2,469,830	0.05	1.40	1.60	3.89	4.12
2020	163,715	15.70	16.25	2,656,264	0.01	1.40	1.60	9.94	10.17
2019	255,469	14.28	14.75	3,764,848	1.64	1.40	1.60	6.65	6.88
2018	254,544	13.39	13.80	3,508,413	2.55	1.40	1.60	(3.74)	(3.56)
Royce Micro-Cap
2022	28,736	19.86	19.86	570,070	—	1.40	1.40	(23.53)	(23.53)
2021	49,808	25.97	25.97	1,292,560	—	1.40	1.40	28.18	28.18
2020	36,873	19.65	20.26	746,441	—	1.40	1.60	21.82	22.05
2019	62,453	16.13	16.60	1,036,091	—	1.40	1.60	17.65	17.90
2018	86,254	13.71	14.08	1,214,090	—	1.40	1.60	(10.51)	(10.32)

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. Average net assets is a simple average of net assets and will not reflect offsetting changes in net assets occurring within a year. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2)

These ratios represent the annualized contract expenses of the Account, consisting primarily of administrative and mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to the unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded. The disclosed range represents the lowest expense ratio to highest expense ratio, respectively. Certain contractholders may have expenses outside the range depending on the timing of deposits, withdrawals, and/or fund transfers.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated or from the inception date through the end of the reporting period.

(4)	Unit value information is calculated on a daily basis regardless of whether or not the subaccount has contractholders.

SBL Variable Annuity Account VIII

Notes to Financial Statements (continued)

5. Subsequent Events

The Account has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no items require recognition or disclosure.